Variable Interest Entities	12 Months Ended
Mar. 31, 2013
Variable Interest Entities
23.	Variable interest entities

Sony has, from time to time, entered into various arrangements with VIEs. These arrangements include several joint ventures in the recorded music business, the U.S. based music publishing business, the financing of film production and the outsourcing of manufacturing operations. In addition, Sony has entered into several accounts receivable sales programs that involve VIEs, which are described in Note 6. For the VIEs that are described below, it has been determined that Sony is the primary beneficiary and, accordingly, these VIEs are consolidated by Sony.

Sony’s U.S. subsidiary that is engaged in the recorded music business has entered into several joint ventures with companies involved in the production and creation of recorded music. Sony has reviewed these joint ventures and determined that they are VIEs. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIEs’ economic performance, as well as the obligation to absorb the losses of theses VIEs as Sony is responsible for providing funding to these VIEs, and in most cases absorbs all losses until the VIEs become profitable. As a result, it has been determined that Sony is the primary beneficiary. The assets of Sony are not available to settle the obligations of these VIEs. On an aggregate basis, the total assets and liabilities for these VIEs at March 31, 2013 were 26,426 million yen and 7,752 million yen, respectively.

Sony’s U.S. based music publishing subsidiary is a joint venture with a third-party investor and has been determined to be a VIE. The subsidiary owns and acquires rights to musical compositions, exploits and markets these compositions and receives royalties or fees for their use. Under the terms of the joint venture, Sony has the obligation to fund any working capital deficits as well as any acquisition of music publishing rights made by the joint venture. In addition, the third-party investor receives a guaranteed annual dividend of up to 23.1 million U.S. dollars through December 15, 2016. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIE’s economic performance, as well as the obligation to absorb the losses of the VIE due to its obligation to provide funding to the joint venture. As a result, it has been determined that Sony is the primary beneficiary. At March 31, 2013, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions
Assets:
Cash and cash equivalents	6,427
Account receivables, net	1,750
Other current assets	22,262
Property, plant and equipment, net	940
Intangibles, net	59,055
Goodwill	14,225
Other noncurrent assets	6,894

Total assets	111,553

Liabilities:
Accounts payable and accrued expenses	32,803
Other current liabilities	7,340
Other noncurrent liabilities	2,012

Total liabilities	42,155

VIEs in which Sony holds a significant variable interest, but is not the primary beneficiary are described as follows:

In connection with the September 2010 refinancing of the debt obligations of the third-party investor in the music publishing subsidiary described above, Sony has issued a guarantee to a creditor of the third-party investor in which Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 303 million U.S. dollars to the creditor should the third-party investor default on its obligation. The obligation of the third-party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. The assets of the third-party investor that are being used as collateral were placed in a separate trust which is also a VIE in which Sony has significant variable interests. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities of the trust. The assets held by the trust consist solely of the third-party investor’s 50% ownership interest in the music publishing subsidiary. At March 31, 2013, the fair value of the assets held by the trust exceeded 303 million U.S. dollars.

Sony’s subsidiary in the Pictures segment entered into a joint venture agreement with a VIE to acquire the international distribution rights, as defined, to 12 pictures. The subsidiary is required to distribute these pictures internationally, for contractually defined fees determined as percentages of gross receipts and is responsible for all distribution and marketing expenses, which are recouped from such distribution fees, each as defined. The VIE was capitalized with total financing of 406 million U.S. dollars. Of this amount, 11 million U.S. dollars was contributed by the subsidiary, 95 million U.S. dollars was provided by unrelated third-party investors and the remaining funding was provided through a 300 million U.S. dollar bank credit facility. Under the agreement, the subsidiary’s 11 million U.S. dollars equity investment is the last equity to be repaid. Based on the factors above, it was previously determined that the subsidiary was the primary beneficiary as it had the power to direct the activities of the VIE and was projected to absorb a significant amount of the losses or residual returns of the VIE. As of March 31, 2009, the bank credit facility had been terminated and the third-party investors have been repaid their 95 million U.S. dollar investment. On May 11, 2009, the subsidiary repurchased from the VIE the international distribution rights to the 12 pictures and the VIE received a participation interest in these films on identical financial terms to those described above. As a result of repurchasing the international distribution rights from the VIE, Sony determined that the subsidiary was no longer the primary beneficiary as it no longer had the power to direct the activities of the VIE and was not projected to absorb a significant amount of the losses or residual returns of the VIE. No gain or loss was recognized by the subsidiary on the deconsolidation of the VIE. On April 11, 2012, the subsidiary acquired the VIE’s participation interest for 22 million U.S. dollars. As a result of this acquisition, the VIE no longer has any financial interest in these pictures.

Additionally, on January 19, 2007, the subsidiary entered into a production/co-financing agreement with another VIE to co-finance a majority of the films submitted through March 2012. The subsidiary received a commitment from the VIE that it would fund up to 525 million U.S. dollars on a revolving basis to fund the production or acquisition cost of films (including fees and expenses). Under the agreement, the subsidiary is responsible for the marketing and distribution of the product through its global distribution channels. The VIE shares in the net profits, as defined, of the films after the subsidiary recoups a distribution fee, its marketing and distribution expenses, and third-party participation and residual costs, each as defined. As the subsidiary did not have the power to direct the activities of the VIE, the subsidiary is not the primary beneficiary of the VIE. On December 16, 2011, the subsidiary and the VIE agreed to modify the production/co-financing agreement (the “Modification”). Per the Modification, the VIE paid the subsidiary 20 million U.S. dollars and transferred selected rights in the films financed prior to the Modification (the “Previously Financed Films”) to the subsidiary, including the VIE’s share in the net profits in the Previously Financed Films. In exchange, the subsidiary released the VIE from its obligation to finance future films and the VIE received a participation interest in the Previously Financed Films. As the subsidiary, after the Modification, continues to not have the power to direct the activities of the VIE, the subsidiary is not the primary beneficiary of the VIE. At March 31, 2013, there were no amounts recorded on the subsidiary’s balance sheet that related to the VIE other than the VIE’s participation interest in the Previously Financed Films.

In January 2010, Sony sold 90.0% of its interest in a Mexican subsidiary which primarily manufactured LCD televisions, as well as other assets to a contract manufacturer. The continuing entity, which would perform this manufacturing going forward, is a VIE as it is thinly capitalized and dependent on funding from the parent entity. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities that most significantly impact the VIE’s economic performance nor does Sony have the obligation to absorb the losses of the VIE. Concurrent with the sale, Sony entered into an agreement with the VIE and its parent company in which Sony agreed to purchase a significant share of the LCD televisions that Sony sells in certain markets, including the U.S. market. As of March 31, 2013, the amounts recorded on Sony’s consolidated balance sheets that relate to the VIE include receivables recorded within prepaid expenses and other current assets of 8,989 million yen and accounts payable, trade of 12,756 million yen. Sony’s maximum exposure to losses is considered insignificant.

As described in Note 5, on June 29, 2012, an investor group which included a wholly owned subsidiary of Sony Corporation completed its acquisition of EMI Music Publishing. To effect the acquisition, the investor group formed DH Publishing, L.P. (“DHP”) which acquired EMI Music Publishing. In addition, DHP entered into an agreement with Sony’s U.S. based music publishing subsidiary in which the subsidiary provides administration services to DHP (the “Administration Agreement”). DHP was determined to be a VIE as many of the decision making rights for the entity do not reside within the entity’s equity interests, but rather are embedded in the Administration Agreement. Under the terms of the Administration Agreement, the largest non-Sony shareholder has approval rights over decisions regarding the activities that most significantly impact DHP, including the acquisition and retention of copyrights and the licensing of songs. These approval rights result in Sony and the largest non-Sony shareholder sharing the power to direct the activities of DHP, and as such, Sony is not the primary beneficiary of the VIE. At March 31, 2013, the only amounts recorded on Sony’s consolidated balance sheet that relate to the VIE is Sony’s net investment of 273 million U.S. dollars and a net receivable balance of 11 million U.S. dollars. Sony’s maximum exposure to losses as of March 31, 2013 is the aggregate amounts recorded on its balance sheet of 284 million U.S. dollars.

As described in Note 6, accounts receivable sales programs in Japan and in the Financial Services segment also involve VIEs. These VIEs are all special purpose entities of the sponsor banks. Based on a qualitative assessment, Sony is not the primary beneficiary and therefore does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these VIEs. Sony’s maximum exposure to losses from these VIEs is considered insignificant.